RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Cash Flow Hedging Relationships (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	$ (771)	$ (78)	$ (14)
Commodities
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	(5)	(15)	(1)
Interest rate
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	$ (766)	$ (63)	$ (13)